Business Combination and Financing Activities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Schedule of Fair Value of Equity Consideration Issued and Net Assets of Business Combination

	Per share value (in CHF as of March 2, 2023)	Shares	March 2, 2023 (in CHF thousands)
Fair value of equity consideration issued by the Company
EBAC public shareholders	10.54	12,754,784	134,435
EBAC sponsor class B	10.54	3,188,696	33,609
EBAC sponsor class A	10.54	455,096	4,797
Redemptions of EBAC public shareholders	10.54	(11,431,606)	(120,489)
Sponsors shares forfeiture	10.54	(1,596,490)	(16,827)
Total consideration transferred		3,370,480	35,525
Less net assets of EBAC			(662)
Merger and listing expense			34,863

March 2, 2023
(in CHF thousands)
Net assets of EBAC
Cash and cash equivalents	11,547
Public & private warrants	(2,136)
Deferred underwriting fee	(3,108)
Accrued transaction costs	(4,400)
Others	(1,241)
Net assets of EBAC	662

Ordinary Shares Issued and Outstanding and Ownership Interests After Business Combination

The following summarizes the actual ordinary shares issued and outstanding and the ownership interests of Oculis immediately after the Business Combination:

	Shares	%
Issuance of ordinary shares to Legacy Oculis shareholders in connection with BCA (1)	20,277,002	61.9%
Issuance of ordinary shares in connection with closing of the PIPE financing	7,118,891	21.7%
Issuance of ordinary shares under CLA	1,967,000	6.0%
Ordinary shares owned by sponsors	2,047,302	6.3%
Ordinary shares owned by EBAC public shareholders	1,323,178	4.1%
Total (2)	32,733,373	100.0%

Schedule of shares outstanding and issued prior to the business combination

	Legacy Oculis shares outstanding prior to the Business Combination	Exchange ratios	Oculis ordinary shares issued to Legacy Oculis shareholders upon closing of Business Combination
Ordinary shares	3,406,771
Treasury shares cancelled	(100,000)
Ordinary shares after cancellation of treasury shares	3,306,771	1.1432	3,780,399
Preferred shares:
Series A	1,623,793	1.1432	1,856,370
Series B1	2,486,188	1.4154	3,518,922
Series B2 T1	1,675,474	1.3900	2,328,872
Series B2 T2	426,378	1.3310	567,508
Series B2 T3	603,472	1.3142	793,082
Series C T1	5,337,777	1.2658	6,756,580
Series C T2	362,036	1.2205	441,854
Series C T3	197,745	1.1804	233,415
Total preferred shares	12,712,863	1.2976	16,496,603

Total	16,019,634		20,277,002